UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.1%
Financials - 20.2%
Banks - 5.9%
Citigroup, Inc.	573,280	$41,213,099
JPMorgan Chase & Co.	544,160	62,551,192

		103,764,291

Capital Markets - 3.2%
Goldman Sachs Group, Inc. (The)	121,160	28,767,019
Northern Trust Corp.	255,364	27,890,856

		56,657,875

Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc.-Class B (a)	325,010	64,309,729

Insurance - 7.5%
Aflac, Inc.	519,360	24,171,014
Allstate Corp. (The)	293,340	27,902,501
Chubb Ltd.	74,650	10,430,098
FNF Group	688,280	27,875,340
Reinsurance Group of America, Inc.-Class A	298,800	42,280,200

		132,659,153

		357,391,048

Consumer Discretionary - 14.5%
Auto Components - 0.4%
BorgWarner, Inc.	147,290	6,778,286

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises Ltd.	94,990	10,711,072

Household Durables - 3.9%
DR Horton, Inc.	1,329,890	58,116,193
Garmin Ltd.	194,190	12,127,166

		70,243,359

Media - 7.9%
Comcast Corp.-Class A	1,370,380	49,032,196
Discovery, Inc.-Class A (a)	1,026,235	27,277,326
Walt Disney Co. (The)	560,630	63,665,143

		139,974,665

Specialty Retail - 1.1%
Ross Stores, Inc.	115,390	10,088,548
Tractor Supply Co.	127,434	9,944,949

		20,033,497

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	111,930	10,305,395

		258,046,274

Health Care - 13.3%
Biotechnology - 3.3%
Biogen, Inc. (a)	92,284	30,857,001
Celgene Corp. (a)	150,350	13,545,032

Company	Shares	U.S. $ Value
Gilead Sciences, Inc.	176,850	$13,764,235

		58,166,268

Health Care Providers & Services - 3.9%
Anthem, Inc.	98,240	24,854,720
Centene Corp. (a)	112,970	14,723,380
Cigna Corp.	167,260	30,009,789

		69,587,889

Pharmaceuticals - 6.1%
Eli Lilly & Co.	429,210	42,410,240
Pfizer, Inc.	1,108,340	44,256,016
Roche Holding AG (Sponsored ADR)	723,310	22,183,918

		108,850,174

		236,604,331

Industrials - 12.7%
Aerospace & Defense - 3.5%
Raytheon Co.	310,120	61,413,064

Airlines - 4.1%
Copa Holdings SA-Class A	103,370	10,062,036
Delta Air Lines, Inc.	304,530	16,572,522
Southwest Airlines Co.	780,820	45,412,491

		72,047,049

Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	100,676	6,808,718

Machinery - 2.6%
Crane Co.	229,390	20,775,852
PACCAR, Inc.	157,500	10,350,900
Parker-Hannifin Corp.	94,670	16,003,964

		47,130,716

Road & Rail - 2.1%
Kansas City Southern	129,790	15,090,683
Norfolk Southern Corp.	134,850	22,789,650

		37,880,333

		225,279,880

Energy - 7.9%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	195,378	10,071,736
National Oilwell Varco, Inc.	147,630	7,177,771
Oil States International, Inc. (a)	252,401	8,808,795
TechnipFMC PLC	437,720	14,247,786

		40,306,088

Oil, Gas & Consumable Fuels - 5.6%
Apache Corp.	139,284	6,407,064
ConocoPhillips	343,850	24,815,655
Exxon Mobil Corp.	333,980	27,222,710
Noble Energy, Inc.	758,773	27,384,118

Company	Shares	U.S. $ Value
Phillips 66	112,880	$13,922,619

		99,752,166

		140,058,254

Information Technology - 5.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	650,860	27,524,869
F5 Networks, Inc. (a)	37,460	6,419,895

		33,944,764

IT Services - 1.9%
Amdocs Ltd.	198,830	13,436,931
International Business Machines Corp.	140,620	20,380,057

		33,816,988

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	394,188	18,960,443
QUALCOMM, Inc.	110,590	7,087,713

		26,048,156

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	56,787	10,805,998

		104,615,906

Consumer Staples - 4.6%
Food & Staples Retailing - 3.8%
Walgreens Boots Alliance, Inc.	429,400	29,036,028
Walmart, Inc.	426,608	38,066,232

		67,102,260

Tobacco - 0.8%
Philip Morris International, Inc.	159,180	13,737,234

		80,839,494

Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Liberty Property Trust	341,140	14,621,260
Regency Centers Corp.	445,450	28,343,984

		42,965,244

Real Estate Management & Development - 1.6%
CBRE Group, Inc.-Class A (a)	554,070	27,592,686

		70,557,930

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
Verizon Communications, Inc.	1,166,020	60,213,273

Materials - 1.6%
Metals & Mining - 1.6%
Newmont Mining Corp.	760,400	27,891,472

Total Common Stocks (cost $1,314,102,762)		1,561,497,862

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 11.7%
Investment Companies - 11.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.74% (b)(c)(d) (cost $207,802,934)	207,802,934	$207,802,934

Total Investments - 99.8% (cost $1,521,905,696) (e)		1,769,300,796
Other assets less liabilities - 0.2%		2,994,454

Net Assets - 100.0%		$1,772,295,250

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $254,189,855 and gross unrealized depreciation of investments was $(6,794,755), resulting in net unrealized appreciation of $247,395,100.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,561,497,862		$	– 0	–	$	– 0	–	$1,561,497,862
Short-Term Investments	207,802,934			– 0	–		– 0	–	207,802,934

Total Investments in Securities	1,769,300,796			– 0	–		– 0	–	1,769,300,796
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,769,300,796		$	– 0	–	$	– 0	–	$1,769,300,796

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$258,275	$570,583	$621,055	$207,803	$2,075

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018